Subsequent Events (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Business Combination After Tax Profit Target											$ 232.6	¥ 1.6
Business Combination, Contingent Consideration, Liability											$ 62.9							¥ 432,970,860.0
Scenario, Forecast [Member]
Business Combination After Tax Profit Target	$ 101.7	¥ 700.0	$ 72.7	¥ 500.0	$ 43.6	¥ 300.0	$ 11.6	¥ 80.0	$ 2.9	¥ 20.0
Business Combination, Contingent Consideration, Liability	$ 27.5		$ 19.7		$ 11.8		$ 3.1		$ 0.8				¥ 189,425,860.0	¥ 135,303,000.0	¥ 81,182,000.0	¥ 21,648,000.0	¥ 5,412,000.0